Taxes - Schedule of Provision for Income Taxes (Details)	12 Months Ended
	Sep. 30, 2025 CNY (¥)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 CNY (¥)	Sep. 30, 2023 CNY (¥)
Current:
PRC	¥ (328,319)	$ (46,119)	¥ 593,189	¥ 1,043,082
Total current tax (benefit) expense	(328,319)	(46,119)	593,189	1,043,082
Deferred:
PRC	(1,527,270)	(214,534)	8,267	(7,459)
Total deferred tax (benefit) expense	(1,527,270)	(214,534)	8,267	(7,459)
Total income tax (benefit) expense	¥ (1,855,589)	$ (260,653)	¥ 601,456	¥ 1,035,623